Principal Subsidiaries - Principal Foreign Subsidiaries (Detail) - Foreign [member]	12 Months Ended
	Mar. 31, 2021
SMBC Bank International Plc [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.K.
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Commercial banking
Sumitomo Mitsui Banking Corporation Europe Limited [Member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	China
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Commercial banking
Sumitomo Mitsui Banking Corporation (China) Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Malaysia
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Commercial banking
PT Bank BTPN Tbk [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Indonesia	[2]
Proportion of Ownership Interest	98.40%	[1]
Proposition of Voting Rights	93.50%	[1],[2]
Main Business	Commercial banking	[2]
SMBC Americas Holdings, Inc. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Bank holding company
Manufacturers Bank [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Commercial banking
Banco Sumitomo Mitsui Brasileiro S.A. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Brazil
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Commercial banking
JSC Sumitomo Mitsui Rus Bank [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Russia
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Commercial banking
SMBC Bank EU AG [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	Germany
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Commercial banking
SMBC Leasing and Finance, Inc. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Leasing
SMBC Nikko Securities America, Inc. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Securities
SMBC Nikko Capital Markets Limited [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.K.
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Securities
SMBC Capital Markets, Inc. [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.S.A.
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Derivatives
TT International Asset Management Ltd [member]
Disclosure of subsidiaries [Line Items]
Country of Incorporation	U.K.
Proportion of Ownership Interest	100.00%	[1]
Proposition of Voting Rights	100.00%	[1]
Main Business	Investment management, and investment advisory and agency

[1]	Percentages of proportion of ownership interest and proportion of voting rights have been truncated.
[2]	During the fiscal year ended March 31, 2020, the Group disposed of 4.9% equity interest in PT Bank BTPN Tbk to a third party investor. The disposal was undertaken to ensure that PT Bank BTPN Tbk is compliant with the free float requirement under the Indonesia Stock Exchange’s Rule. The Group had also entered into a commercial arrangement where the economic exposure resulting from the disposal is being retained. Therefore the disposal has not resulted in a decrease in the Group’s ownership interests.